UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
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Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:  28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E Scott
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Title:      CCO
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Phone:      203-297-8159
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Signature, Place, and Date of Signing:

   /s/  David E Scott               Westport, CT               05/16/2011
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          [Signature]                [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

First Trust Advisors L.P.   13F File Number: 028-06487

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     93
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Form 13F Information Table Value Total:     $ 782,454
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

First Trust Advisors L.P.   13F File Number: 028-06487

EIP All Accounts
As-of 03-31-11

                                                                                                                        VOTING
                                                                                                                       AUTHORITY
                                                              MARKET VALUE $    SHARES /    INVESTMENT    OTHER     ----------------
NAME OF ISSUER                   TITLE OF CLASS    CUSIP        (X 1000)       QUANTITY     DISCRETION   MANAGERS   SOLE SHARED NONE
--------------                  ---------------- ---------    --------------   ----------   ----------   --------   ---- ------ ----
Amerigas Partners L P           Unit L P Int     030975106           9,908        206,159      OTHER            1           206,159
Amerigas Partners L P           Unit L P Int     030975106           6,437        133,927      SOLE        NONE     133,927
Buckeye Partners L P            Unit LP Partn    118230101          19,771        311,162      OTHER            1           311,162
Buckeye Partners L P            Unit LP Partn    118230101          22,618        355,963      SOLE        NONE     355,963
Duncan Energy Partners LP       Com Units        265026104           7,344        181,338      OTHER            1           181,338
Duncan Energy Partners LP       Com Units        265026104           8,445        208,507      SOLE        NONE     208,507
El Paso Pipeline Partners L     Com Unit LPI     283702108          13,171        363,550      OTHER            1           363,550
El Paso Pipeline Partners L     Com Unit LPI     283702108          12,281        338,967      SOLE        NONE     338,967
Enterprise Prods Partners L     Com              293792107          41,165        956,002      OTHER            1           956,002
Enterprise Prods Partners L     Com              293792107          26,690        619,831      SOLE        NONE     619,831
Holly Energy Partners L P       Com Ut Ltd Ptn   435763107          11,768        202,890      OTHER            1           202,890
Holly Energy Partners L P       Com Ut Ltd Ptn   435763107           8,428        145,305      SOLE        NONE     145,305
Inergy LP                       Unit Ltd Ptnr    456615103           6,523        162,674      OTHER            1           162,674
ITC Hldgs Corp                  Com              465685105           4,502         64,400      SOLE        NONE      64,400
Kinder Morgan Energy Partner    Ut Ltd Partner   494550106          15,246        205,771      OTHER            1           205,771
Magellan Midstream PRTNRS LP    Com Unit RP LP   559080106          23,580        393,913      SOLE        NONE     393,913
Magellan Midstream PRTNRS LP    Com Unit RP LP   559080106          37,234        622,012      OTHER            1           622,012
Niska Gas Storage Partners-L    Unit Ltd Liabi   654678101           1,228         56,160      SOLE        NONE      56,160
Niska Gas Storage Partners-L    Unit Ltd Liabi   654678101           3,710        169,650      OTHER            1           169,650
Oneok Inc New                   Com              682680103          12,324        184,266      OTHER            1           184,266
Oneok Inc New                   Com              682680103           7,708        115,251      SOLE        NONE     115,251
Penn VA Resources Partners L    Com              707884102          15,164        547,428      OTHER            1           547,428
Penn VA Resources Partners L    Com              707884102           7,299        263,512      SOLE        NONE     263,512
Plains All Amern Pipeline L     Unit Ltd Ptr     726503105          25,217        395,683      OTHER            1           395,683
Plains All Amern Pipeline L     Unit Ltd Ptr     726503105          14,644        229,775      SOLE        NONE     229,775
Public SVC Enterprise Group     Com              744573106           1,072         34,008      SOLE        NONE      34,008
Sempra Energy                   Com              816851109             627         11,719      SOLE        NONE      11,719
Southern Co                     Com              842587107           1,008         26,448      SOLE        NONE      26,448
Southern Un Co New              Com              844030106           1,238         43,258      SOLE        NONE      43,258
Spectra Energy Corp             Com              847560109           4,812        177,050      OTHER            1           177,050
Spectra Energy Corp             Com              847560109             541         19,891      SOLE        NONE      19,891
Suburban Propane Partners L     Unit Ltd Partn   864482104           1,219         21,600      OTHER            1            21,600
Suburban Propane Partners L     Unit Ltd Partn   864482104               6            100      SOLE        NONE         100
UGI Corp New                    Com              902681105          14,145        429,930      OTHER            1           429,930
UGI Corp New                    Com              902681105           4,567        138,822      SOLE        NONE     138,822
Western Gas Partners LP         Com Unit LP IN   958254104           4,066        116,400      OTHER            1           116,400
Williams Cos Inc Del            Com              969457100          15,296        490,558      OTHER            1           490,558
Williams Cos Inc Del            Com              969457100           6,707        215,114      SOLE        NONE     215,114
Alliance Holdings GP LP         Com Units LP     01861G100           2,230         42,450      OTHER            1            42,450
Alliance Holdings GP LP         Com Units LP     01861G100             893         17,005      SOLE        NONE      17,005
Alliance Res Partner L P        Ut Ltd Part      01877R108           5,700         70,000      OTHER            1            70,000
Alliance Res Partner L P        Ut Ltd Part      01877R108           6,763         83,050      SOLE        NONE      83,050
Chesapeake Midstream Partners   Unit 99/99/9999  16524K108           1,934         67,100      OTHER            1            67,100
Chesapeake Midstream Partners   Unit 99/99/9999  16524K108             828         28,710      SOLE        NONE      28,710
Dominion Res Inc VA New         Com              25746U109             814         18,213      SOLE        NONE      18,213
EV Energy Partners LP           Com Units        26926V107           2,187         40,709      OTHER            1            40,709
EV Energy Partners LP           Com Units        26926V107             669         12,443      SOLE        NONE      12,443
El Paso Corp                    Com              28336L109           5,182        287,900      OTHER            1           287,900
El Paso Corp                    Com              28336L109             810         45,000      SOLE        NONE      45,000
Enbridge Inc.                   Com              29250N105           6,524        106,165      OTHER            1           106,165
Enbridge Inc.                   Com              29250N105           9,739        158,479      SOLE        NONE     158,479
Enbridge Energy Partners L P    Com              29250R106          13,586        210,247      OTHER            1           210,247
Enbridge Energy Management L    Shs Units LLI    29250X103             529          8,410      OTHER            1             8,410
Enbridge Energy Management L    Shs Units LLI    29250X103          11,537        183,442      SOLE        NONE     183,442
Encore Energy Partners LP       Com Unit         29257A106             178          7,582      OTHER            1             7,582
Energy Transfer Prtnrs L P      Unit Ltd Ptr     29273R109          11,126        214,944      OTHER            1           214,944
Energy Transfer Equity L P      Com Ut Ltd Ptn   29273V100          17,320        384,879      OTHER            1           384,879
Energy Transfer Equity L P      Com Ut Ltd Ptn   29273V100          13,314        295,873      SOLE        NONE     295,873
Exxon Mobil Corp                Com              30231G102           2,348         27,911      SOLE        NONE      27,911
Global Partners LP              Com Units        37946R109           5,329        204,974      OTHER            1           204,974
Global Partners LP              Com Units        37946R109           3,804        146,323      SOLE        NONE     146,323
Kinder Morgan Management LLC    Shs              49455U100          17,820        271,695      OTHER            1           271,695
Kinder Morgan Management LLC    Shs              49455U100          16,833        256,640      SOLE        NONE     256,640
MLP & Strategic Equity FD IN    Com              55312N106             695         37,000      SOLE        NONE      37,000
Natural Resource Partners L     Com Unit L P     63900P103           6,933        197,678      OTHER            1           197,678
Natural Resource Partners L     Com Unit L P     63900P103           4,054        115,593      SOLE        NONE     115,593
NextEra Energy Inc              Com              65339F101           1,527         27,709      SOLE        NONE      27,709
Nustar Energy LP                Unit Com         67058H102          20,295        298,946      OTHER            1           298,946
Nustar Energy LP                Unit Com         67058H102          11,314        166,651      SOLE        NONE     166,651
Nustar GP Holdings LLC          Unit Rstg LLC    67059L102          10,716        293,990      OTHER            1           293,990
Nustar GP Holdings LLC          Unit Rstg LLC    67059L102          12,307        337,644      SOLE        NONE     337,644
Oneok Partners LP               Unit Ltd Ptr     68268N103          18,757        227,770      OTHER            1           227,770
Oneok Partners LP               Unit Ltd Ptr     68268N103          11,929        144,860      SOLE        NONE     144,860
Spectra Energy Partners LP      Com              84756N109           3,013         91,660      OTHER            1            91,660
Spectra Energy Partners LP      Com              84756N109           3,626        110,303      SOLE        NONE     110,303
Sunoco Logistics PRTNRS L P     Com Units        86764L108          15,477        178,351      OTHER            1           178,351
Sunoco Logistics PRTNRS L P     Com Units        86764L108          12,102        139,458      SOLE        NONE     139,458
TC Pipelines LP                 Ut Com Ltd Prt   87233Q108           8,750        168,230      OTHER            1           168,230
TC Pipelines LP                 Ut Com Ltd Prt   87233Q108           4,836         92,976      SOLE        NONE      92,976
Transcanada Corp                Com              89353D107           8,961        221,091      OTHER            1           221,091
Transcanada Corp                Com              89353D107           2,332         57,529      SOLE        NONE      57,529
Transmontaigne Partners L P     Com Unit L P     89376V100           7,862        216,401      OTHER            1           216,401
Transmontaigne Partners L P     Com Unit L P     89376V100           5,554        152,870      SOLE        NONE     152,870
Williams Partners L P           Com Unit L P     96950F104          10,684        206,255      OTHER            1           206,255
Williams Partners L P           Com Unit L P     96950F104           4,735         91,408      SOLE        NONE      91,408
Teekay LNG Partners L P         Prtnrsp Units    Y8564M105           9,856        240,400      OTHER            1           240,400
Teekay LNG Partners L P         Prtnrsp Units    Y8564M105           2,757         67,245      SOLE        NONE      67,245
Northeast Utilities             Com              664397106             986         28,490      SOLE        NONE      28,490
EXELON CORP                     Com              30161N101             412         10,000      SOLE        NONE      10,000
Kinder Morgan Inc/Delaware      Com              49456B101           2,223         75,000      OTHER            1            75,000
Kinder Morgan Inc/Delaware      Com              49456B101             874         29,490      SOLE        NONE      29,490
Nisource Inc                    Com              65473P105           2,455        128,000      OTHER            1           128,000
Nisource Inc                    Com              65473P105             729         38,000      SOLE        NONE      38,000

                                                 Total MV          782,454